Document and Entity Information	Dec. 09, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2019
Entity Registrant Name	INDEPENDENT BANK GROUP, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-35854
Entity Tax Identification Number	13-4219346
Entity Address, Address Line One	7777 Henneman Way
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	75070-1711
City Area Code	972
Local Phone Number	562-9004
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001564618
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IBTX
Security Exchange Name	NASDAQ